SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 – SUBSEQUENT EVENTS

The Company evaluated its September 30, 2024, financial statements for subsequent events and transactions through November 6, 2024, the date the financial statements were available to be issued for possible disclosure and recognition in the financial statements.

On September 9, 2024, the Company filed an S-1/A with the Securities and Exchange Commission.

NOTE 14 – SUBSEQUENT EVENTS

On January 1, 2024, Phillip Keller, the Company’s Chief Financial Officer began a leave of absence for personal reasons.

On January 25, 2024, the County Court of Brevard County (“Court”), Florida granted a $19,473 judgement in favor of the lessor of an equipment lease. On May 31, 2018, the Company entered into a lease agreement for the use of equipment with 60 monthly payments of $2,112 payable through April 2023 with an effective interest rate of 5.00% per annum. The Company failed to make all payments as required under the lease agreement which resulted in the lender filing a complaint in the Court. In June 2023 the Court issued an order to the Company to return the equipment. The lender subsequently liquidated the equipment from which the proceeds were netted against the total claim. This judgment and claim was settled for $9,000 in March 2024, and paid in full on April 26, 2024.

On January 25, 2024, the company entered into an asset purchase agreement to acquire all the physical and intellectual assets known as The Good Clinic from Leading Primary Care, LLC, a primary care clinic concept specializing in providing whole person primary care and wellness, in an all-stock deal for $3,500,000.

On March 26, 2024, Phillip Keller, the Company’s Chief Financial Officer was formally terminated in accordance with the terms of his CFO Employment Agreement.

In March and April 2024, the Company issued 20% OID Senior Secured Convertible Notes payable with a face amount, including the 20% OID, totaling $1,078,125.00. The 20% OID Senior Secured Convertible Notes mature on the earlier of the effective date of an S-1 registration Statement or six months from the dates of issuance, have a 20% original issuance discount, bear interest at 10% per annum due and payable on the maturity date in cash or common stock at the option of the Company, 150% Warrant Coverage, and three (3) commitment shares for every dollar that was invested. The notes are automatically converted to the Company’s common stock upon a qualified financing of the Company of no less than $5,000,000 in aggregate proceeds from the sales of its common stock at the conversion rate of the lessor of 85% of the price per share paid by investors in the qualified financing, or $1.00 per share, subject to automatic adjustment for stock splits and dividends. The Company issued 590,625 warrants in connection with the issuances of these debt issuances. Thes warrants to purchase shares of the Company’s common stock warrants have a five-year term, are fully vested upon issuance, exercisable upon the completion of a qualified financing typically at a cash exercise price equal to 93.75% of the per share price of Company’s common stock sold to third-party investors in that qualified financing.